Organization and Principal Activities (Tables)	12 Months Ended
Dec. 31, 2019
Schedule of subsidiaries

The Company’s significant subsidiaries as of December 31, 2019  include the following:

	Date of	Place of	Percentage of
	Incorporation/Acquisition	Incorporation	Ownership
Shanghai Juxiang Investment Management Consulting Co., Ltd. ("Shanghai Juxiang")	July 16, 2013	PRC	100%
Baoyi Investment Consulting (Shanghai) Co., Ltd. ("Shanghai Baoyi")	July 16, 2015	PRC	100%
Jupai HongKong Investment Limited("Jupai Hong Kong")	August 21, 2012	Hong Kong	100%
Shanghai Baoyixuan Investment Management Center (Limited Partnership) ("Baoyixuan")	December 24, 2015	PRC	100%

Shanghai Jupai
Schedule of subsidiaries

Shanghai Jupai’s significant subsidiaries as of December 31, 2019  include the following:

		Place of	Percentage of
	Date of Incorporation/acquisition	Incorporation	Ownership
Juzhou Asset Management (Shanghai) Co., Ltd. ("Juzhou")	May 17, 2013	PRC	85%
Shanghai Jupeng Asset Management Co., Ltd. ("Jupeng")	June 8, 2015	PRC	85%
Shanghai Jupai Yumao Fund Sales Co., Ltd. (“Yumao”)	Feb 26, 2014	PRC	100%
Shanghai Yubo Investment Management Co., Ltd. (“Yubo”)	July 16, 2015	PRC	100%

Shanghai E-Cheng
Schedule of subsidiaries

Shanghai E-Cheng’s significant subsidiaries as of December 31, 2019  include the following:

		Place of	Percentage of
	Date of Acquisition	Incorporation	Ownership
Shanghai Yidezhen Investment Management Center (Limited Partnership) ("Yidezhen")	July 16, 2015	PRC	100%